Goodwill and intangible assets, Costs and Accumulated Amortization of Goodwill and Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	€ 2,172.2	€ 2,153.6	€ 2,313.3
Costs [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,377.1	2,339.8
Accumulated Amortization [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(204.9)	(186.2)
Goodwill [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,074.4	2,047.8	2,199.2
Goodwill [Member] | Costs [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	2,074.4	2,047.8
Goodwill [Member] | Accumulated Amortization [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	0.0	0.0
Licenses, Patents and Trademarks [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	34.2	42.1	43.6
Licenses, Patents and Trademarks [Member] | Costs [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	100.2	103.0
Licenses, Patents and Trademarks [Member] | Accumulated Amortization [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(66.0)	(60.9)
Software [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	17.3	18.7	15.7
Software [Member] | Costs [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	96.7	98.4
Software [Member] | Accumulated Amortization [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	(79.4)	(79.7)
Other [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	46.3	45.0	€ 54.8
Other [Member] | Costs [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	105.8	90.6
Other [Member] | Accumulated Amortization [Member]
Goodwill and Intangible Assets Costs and Accumulated Amortization [Abstract]
Intangible assets and goodwill	€ (59.5)	€ (45.6)